<SEQUENCE>1
<FILENAME>form13fhr3q12.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      10/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      137,570
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     3526 38150.00 SH       Sole                 38150.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     5965 85180.00 SH       Sole                 85180.00
Allergan Inc                   cs               018490102     1198 13085.00 SH       Sole                 13085.00
Amgen Inc                      cs               031162100     1780 21115.00 SH       Sole                 21115.00
Amphenol Corp Cl A             cs               032095101      948 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      449  7650.00 SH       Sole                  7650.00
Babcock & Wilcox Co            cs               05615f102     2949 115800.00SH       Sole                115800.00
Becton Dickinson & Co          cs               075887109     1900 24189.00 SH       Sole                 24189.00
Berkshire Hathaway Inc Cl A    cs               084670108      531     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      703  7974.00 SH       Sole                  7974.00
C H Robinson Worldwide Inc     cs               12541w209     2941 50200.00 SH       Sole                 50200.00
Cenovus Energy Inc             cs               15135u109     4424 126935.00SH       Sole                126935.00
Chubb Corp                     cs               171232101     6064 79499.99 SH       Sole                 79499.99
Cimarex Energy Co              cs               171798101     2708 46250.00 SH       Sole                 46250.00
Coca-Cola Co                   cs               191216100      888 23420.00 SH       Sole                 23420.00
Commerce Bancshares Inc        cs               200525103      583 14458.00 SH       Sole                 14458.00
ConocoPhillips                 cs               20825c104      197  3445.90 SH       Sole                  3445.90
Continental Resources Inc      cs               212015101     1130 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1422 21612.43 SH       Sole                 21612.43
Dominion Resources Inc VA      cs               25746u109      754 14250.00 SH       Sole                 14250.00
Emerson Electric Co            cs               291011104      965 20000.00 SH       Sole                 20000.00
Expeditors Intl Wash Inc       cs               302130109      831 22850.00 SH       Sole                 22850.00
Express Scripts Holding Co     cs               30219g108     5117 81700.00 SH       Sole                 81700.00
Exxon Mobil Corp               cs               30231g102     5829 63744.54 SH       Sole                 63744.54
FactSet Research Systems Inc   cs               303075105      289  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     6093 141720.00SH       Sole                141720.00
Grainger W W Inc               cs               384802104      366  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1873 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     5107 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     7735 341418.63SH       Sole                341418.63
International Business Machine cs               459200101      448  2160.00 SH       Sole                  2160.00
Johnson & Johnson              cs               478160104     6300 91430.43 SH       Sole                 91430.43
JPMorgan Chase & Co            cs               46625h100      240  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      322 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3223 34850.00 SH       Sole                 34850.00
McDonalds Corp                 cs               580135101     1491 16254.17 SH       Sole                 16254.17
Monsanto Co                    cs               61166w101     2531 27809.00 SH       Sole                 27809.00
Nike Inc Cl B                  cs               654106103       47   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107     4339 51890.00 SH       Sole                 51890.00
Paychex Inc                    cs               704326107      596 17902.00 SH       Sole                 17902.00
Praxair Inc                    cs               74005p104     2457 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     7208 103915.00SH       Sole                103915.00
Scana Corp                     cs               80589m102      789 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     6293 87008.00 SH       Sole                 87008.00
Sigma Aldrich Corp             cs               826552101     1188 16500.00 SH       Sole                 16500.00
Southern Co                    cs               842587107      818 17754.00 SH       Sole                 17754.00
Staples Inc                    cs               855030102     1718 149123.00SH       Sole                149123.00
Stericycle Inc                 cs               858912108     3642 40250.00 SH       Sole                 40250.00
Suncor Energy Inc              cs               867224107     4968 151243.73SH       Sole                151243.73
Tractor Supply Co              cs               892356106     1393 14086.00 SH       Sole                 14086.00
Ultimate Software Group Inc    cs               90385d107     1092 10700.00 SH       Sole                 10700.00
Verizon Communications Inc     cs               92343v104     2834 62200.00 SH       Sole                 62200.00
Visa Inc Cl A                  cs               92826c839     5808 43250.00 SH       Sole                 43250.00
Walgreen Co                    cs               931422109      353  9680.00 SH       Sole                  9680.00
Xilinx Inc                     cs               983919101     1914 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      290  7000.00 SH       Sole                  7000.00